Financial asset investments at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Asset Investments At Fair Value Through Profit Or Loss
Schedule of financial asset investments at fair value

€’000
January 1, 2022	27,453
Redemptions	(27,892)
Realised gains and losses	(900)
Translation differences	1,339
December 31, 2022 and 2023	-